Shareholder's Equity - Schedule of Reconciliation of Share Capital and Share Premium (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Number of Shares [Member]
Schedule of Reconciliation of Share Capital and Share Premium [Line Items]
Balance at beginning (in Shares)	101,109,572		101,109,572		101,109,572
Treasury shares acquired (in Shares)		[1]		[1]
Balance at ending (in Shares)	101,109,572		101,109,572		101,109,572
Share Capital [Member]
Schedule of Reconciliation of Share Capital and Share Premium [Line Items]
Balance at beginning	$ 1,011		$ 1,011		$ 1,011
Treasury shares acquired		[1]		[1]
Effect of Master Termination and Release Agreement
Other
Balance at ending	1,011		1,011		1,011
Share Premium [Member]
Schedule of Reconciliation of Share Capital and Share Premium [Line Items]
Balance at beginning	375,493		377,677		377,677
Treasury shares acquired	(823)	[1]	(2,184)	[1]
Effect of Master Termination and Release Agreement	18,161
Other	20
Balance at ending	$ 392,851		$ 375,493		$ 377,677

[1]	Treasury shares – Comprises the cost of the Company’s shares held by the Group.